Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments

	As of December 31,
	2022	2023
	(in US$ thousands)
Long-term bank deposits	$—	$143,127
Equity investments without readily determinable fair value	41,377	34,740
Financial products issued by banks	39,000	20,000
Equity method investments	9,215	9,153
Debt security	4,567	—
Total	$94,159	$207,020